SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                                    Suite 350
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184

                                            August 30, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                  Re: AllianceBernstein Large Cap Growth Fund, Inc. File Nos. 33-49530 and 811-6730
                       ---------------------------------------------

Dear Sir or Madam:

          Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 34 under the Securities Act of 1933 and Amendment No. 36 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (the "Fund"). We are making this filing for the following purposes:

          (1) to revise the risk/return summary, principal risks disclosure and disclosure responding to Item 4 of Form N-1A in order to streamline and simplify the disclosure; and

          (2) to revise the disclosure concerning certain of the Fund's fundamental and non-fundamental investment policies so that the disclosure reflects the changes to the Fund's policies recently approved by the Fund's Board of Directors and, where necessary, submitted to shareholders for approval.

          Disclosure other than that described above contained in the Fund's prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 34.

          Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                            Sincerely,

                                            /s/ Michell G. Fishman
                                            -------------------------------
                                                Michell G. Fishman


Attachment
cc:      Kathleen K. Clarke
         Nora L. Sheehan

SK 00250 0157 694900